Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Institutional Class Prospectus | Potomac Managed Volatility Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	4.91%	1.22%	1.32%	3.66%	0.27%
Institutional Class Prospectus | Potomac Tactical Rotation Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	9.91%	10.18%	0.55%	(0.45%)	9.02%
Institutional Class Prospectus | Potomac Tactical Opportunities Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	12.02%	8.36%	15.76%	(14.53%)	(1.94%)
Institutional Class Prospectus | Potomac Defensive Bull Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	25.38%	19.82%	19.14%	(8.54%)	28.23%
Class R Prospectus | Potomac Managed Volatility Fund | Class R Shares
Prospectus [Line Items]
Annual Return [Percent]	4.91%	1.22%	1.32%	3.66%	0.27%
Class R Prospectus | Potomac Tactical Rotation Fund | Class R Shares
Prospectus [Line Items]
Annual Return [Percent]	9.91%	10.18%	0.55%	(0.45%)	9.02%
Class R Prospectus | Potomac Tactical Opportunities Fund | Class R Shares
Prospectus [Line Items]
Annual Return [Percent]	12.02%	8.36%	15.76%	(14.53%)	(1.94%)
Class R Prospectus | Potomac Defensive Bull Fund | Class R Shares
Prospectus [Line Items]
Annual Return [Percent]	25.38%	19.82%	19.14%	(8.54%)	28.23%